TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-000

PATRICK W. DENNIS, ESQ.

ASSISTANT SECRETARY

July 10, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Strategic Income Fund, Inc. (the “Company”)

File No. 811-04980

Dear Sir/Madam:

On behalf of the above referenced Company, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to shareholders in connection with the Annual Meeting of Shareholders of the Company to be held on September 22, 2015. The close of business on July 31, 2015 is the record date for the determination of shareholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To elect ten directors of the Company to serve on the Board of Directors until their successors have been duly elected and qualified;

(2)	To ratify the selection of Deloitte & Touche, LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2015;

(3)	To amend the Company’s Articles of Incorporation to eliminate the requirement that a proposal to convert the Company to an open-end mutual fund be submitted for stockholder approval under certain circumstances; and

(4)	To take action on other business that may properly come before the Annual Meeting.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (213) 244-0646.

Very truly yours,

/s/ Patrick W. Dennis
Patrick W. Dennis
Assistant Secretary of the Company

Enclosures